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                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED AUGUST 9, 2006

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  This supplement updates the following Prospectuses dated December 30, 2005:

 First American Stock Funds Class A, Class B, and Class C Shares Prospectus (as
  previously supplemented February 22, March 20, April 24, and June 30, 2006)
   First American Index Funds Class A, Class B, and Class C Shares Prospectus First American Income Funds Class A, Class B, and Class C Shares Prospectus (as
               previously supplemented March 7 and June 22, 2006)
   First American Tax Free Income Funds Class A and Class C Shares Prospectus
     Selected First American Funds Class A Shares Prospectus (as previously supplemented February 22, March 7, March 20, April 24, and June 30, 2006)
For each Prospectus referenced above, such Prospectus, this supplement, and any previous supplements together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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The first two bullet points listed in the information on the persons who may purchase the funds' Class A shares at net asset value without a sales charge, set forth in the Prospectus under the heading "Policies and Services--Purchasing and Redeeming Shares--Determining Your Share Price--Purchasing Class A Shares Without a Sales Charge," are replaced by the following:

     o directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

In addition, the following persons may purchase the funds' Class A shares at net asset value without a sales charge:

     o persons who purchase the funds through "one-stop" mutual fund networks through which the funds are made available.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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                                                                    FAIF-NAV-STK